PROVISION FOR CONTINGENCIES - Contingent liabilities of Civil lawsuits Parent (Details) R$ in Thousands		1 Months Ended	12 Months Ended
	Feb. 28, 2018	Apr. 30, 2010 R$ / MWh	Dec. 31, 2017 BRL (R$) action	Apr. 11, 2018 BRL (R$)	Dec. 31, 2016 BRL (R$)
Contingent liabilities
Provision on legal proceedings			R$ 24,552,350		R$ 20,729,429
Eletrobras Amazonas Distribuicao de Energia S.A.
Contingent liabilities
Tax contingent liabilities related to last five fiscal years			R$ 716,932
NORTE ENERGIA
Contingent liabilities
Ownership percentage			49.98%
Legal provision
Contingent liabilities
Estimate loss or value involved in the legal proceeding			R$ 54,717,079		58,275,911
Class action lawsuits
Contingent liabilities
Number of securities class action complaints | action			2
Litigation suspension period	60 days
Provision on legal proceedings			R$ 0
Acquisition of energy of Belo Monte
Contingent liabilities
Purchase contract price per MWh | R$ / MWh		130.00
Acquisition of average energy assured (as a percent)		20.00%
Arbitrators claim amount				R$ 2,000,000
Acquisition of energy of Belo Monte | Maximum
Contingent liabilities
Estimate loss or value involved in the legal proceeding			R$ 2,000,000
Limitation of the volume of gas | Eletrobras Amazonas Distribuicao de Energia S.A.
Contingent liabilities
Estimate loss or value involved in the legal proceeding					R$ 340,000